Harbor Capital Appreciation Fund Expense Example - Harbor Capital Appreciation Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	794
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	890
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,185
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	$ 1,290